Operating Expenses	6 Months Ended
Jun. 30, 2026
Analysis of income and expense [abstract]
Operating Expenses

Note 5: Operating Expenses

The components of operating expenses include the following:

	Three months ended June 30,		Six months ended June 30,
(millions of U.S. dollars)	2026	2025	2026	2025
Salaries, commissions and allowances	631	593	1,254	1,166
Share-based payments	37	29	70	57
Post-employment benefits	34	36	71	68
Total staff costs	702	658	1,395	1,291
Goods and services(1)	416	370	827	740
Content	71	68	153	146
Telecommunications	11	12	22	23
Facilities	9	9	18	18
Fair value adjustments(2)	2	7	(1)	14
Total operating expenses	1,211	1,124	2,414	2,232

(1)
Goods and services include technology-related expenses, professional fees, consulting, contractors, marketing and other general and administrative costs.
(2)
Fair value adjustments primarily represent gains or losses due to changes in foreign currency exchange rates on intercompany balances that arise in the ordinary course of business.